Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Application	Jun. 18, 2020	Apr. 01, 2020
Subsequent Event [Line Items]
Additional abbreviated new drug application, description	the Company received final approvals from the FDA for four additional ANDAs:Clocortolone Pivalate Cream USP, 0.1% and Mupirocin Cream USP, 2% in April 2020; Ivermectin Lotion, 0.5% in May 2020; and Betamethasone Dipropionate Spray, 0.05% in June 2020.
Number of ANDAs application awaiting for FDA approval		21